May 2014
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and
U.S. Bank has not independently verified information received from any such third party.
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
www.usbank.com/abs
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bancorp
Mortgage Loan Seller:
Cantor
Mortgage Loan Seller:
CGMRC
Mortgage Loan Seller:
GSMC
Mortgage Loan Seller:
MC-Five Mile
Mortgage Loan Seller:
RAIT
Mortgage Loan Seller:
Rialto
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Midland Loan Services,
a Division of PNC Bank, National Association
Operating Advisor:
Situs Holdings, LLC
Payment Date:
May 12, 2014
Prior Payment:
Apr 11, 2014
Next Payment:
Jun 11, 2014
Record Date:
Apr 30, 2014
Determination Date:
May 6, 2014
First Payment Date:
Apr 11, 2014
Closing Date:
Mar 20, 2014
Rated Final Distribution Date::
Mar 11, 2047
Payment Detail Page 1
Payment Detail (Exchange Certificates) Page 2
Factor Detail Page 3
Principal Detail Page 4
Interest Detail Page 5
Reconciliation of Funds Page 6
Additional Reconciliation Detail Page 7
Interest Adjustment Reconciliation Page 8
Appraisal Reduction Report Page 9
Loan Level Detail Page 10
Historical Loan Modification Report Page 13
REO Status Report Page 14
REO Additional Detail Page 15
Material Breaches and Document Defects Page 16
Mortgage Loan Characteristics Page 17
Bond Collateral Realized Loss Reconciliation Page 21
Historical Delinquency & Liquidation (Stated) Page 22
Historical Liquidation Loss Loan Detail Page 23
Additional Loan Detail Page 24
Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1 1.199000% 49,387,000.00 48,826,144.10 631,928.64 48,785.46 680,714.10 0.00 48,194,215.46
A-2 2.790000% 125,716,000.00 125,716,000.00 0.00 292,289.70 292,289.70 0.00 125,716,000.00
A-3 3.753000% 215,000,000.00 215,000,000.00 0.00 672,412.50 672,412.50 0.00 215,000,000.00
A-4 4.023000% 246,848,000.00 246,848,000.00 0.00 827,557.92 827,557.92 0.00 246,848,000.00
A-AB 3.552000% 74,468,000.00 74,468,000.00 0.00 220,425.28 220,425.28 0.00 74,468,000.00
X-A 1.346092% 777,479,000.00 776,918,144.10 0.00 871,503.02 871,503.02 0.00 776,286,215.46
X-B 0.094614% 50,816,000.00 50,816,000.00 0.00 4,006.61 4,006.61 0.00 50,816,000.00
X-C 0.500000% 21,596,000.00 21,596,000.00 0.00 8,998.33 8,998.33 0.00 21,596,000.00
X-D 1.234614% 60,979,707.00 60,979,707.00 0.00 62,738.69 62,738.69 0.00 60,979,707.00
A-S 4.345000% 33,030,000.00 33,030,000.00 0.00 119,596.13 119,596.13 0.00 33,030,000.00 50.00%
B 4.805000% 25,408,000.00 25,408,000.00 0.00 101,737.87 101,737.87 0.00 25,408,000.00 50.00%
C 4.899614% 25,408,000.00 25,408,000.00 0.00 103,741.17 103,741.17 0.00 25,408,000.00 50.00%
D 4.899614% 54,627,000.00 54,627,000.00 0.00 223,042.70 223,042.70 0.00 54,627,000.00
E 4.399614% 21,596,000.00 21,596,000.00 0.00 79,178.39 79,178.39 0.00 21,596,000.00
F 3.665000% 11,434,000.00 11,434,000.00 0.00 34,921.34 34,921.34 0.00 11,434,000.00
G 3.665000% 49,545,707.00 49,545,707.00 0.00 151,320.85 151,320.85 0.00 49,545,707.00
R 0.000000% 0.00 0.00 0.00 0.00 0.00 0.00 0.00
PEZ N/A 83,846,000.00 83,846,000.00 0.00 325,075.16 325,075.16 0.00 83,846,000.00
Totals:
1,016,313,707.00
1,015,752,851.10
631,928.64
4,147,331.11
4,779,259.75
0.00
1,015,120,922.46
May 2014
PAYMENT DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S 4.345000% 33,030,000.00 33,030,000.00 0.00 119,596.13 119,596.13 0.00 33,030,000.00 50.00%
B 4.805000% 25,408,000.00 25,408,000.00 0.00 101,737.87 101,737.87 0.00 25,408,000.00 50.00%
C 4.899614% 25,408,000.00 25,408,000.00 0.00 103,741.17 103,741.17 0.00 25,408,000.00 50.00%
PEZ N/A 83,846,000.00 83,846,000.00 0.00 325,075.16 325,075.16 0.00 83,846,000.00
Totals:
83,846,000.00
83,846,000.00
0.00
325,075.16
325,075.16
0.00
83,846,000.00
May 2014
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 17322AAA0 0.98864365 0.01279544 0.00098782 0.01378326 0.00000000 0.97584821
A-2 17322AAB8 1.00000000 0.00000000 0.00232500 0.00232500 0.00000000 1.00000000
A-3 17322AAC6 1.00000000 0.00000000 0.00312750 0.00312750 0.00000000 1.00000000
A-4 17322AAD4 1.00000000 0.00000000 0.00335250 0.00335250 0.00000000 1.00000000
A-AB 17322AAE2 1.00000000 0.00000000 0.00296000 0.00296000 0.00000000 1.00000000
X-A 17322AAJ1 0.99927862 0.00000000 0.00112093 0.00112093 0.00000000 0.99846583
X-B 17322AAK8 1.00000000 0.00000000 0.00007885 0.00007885 0.00000000 1.00000000
X-C 17322AAV4 1.00000000 0.00000000 0.00041667 0.00041667 0.00000000 1.00000000
X-D 17322AAXO 1.00000000 0.00000000 0.00102885 0.00102885 0.00000000 1.00000000
A-S 17322AAF9 1.00000000 0.00000000 0.00362083 0.00362083 0.00000000 1.00000000
B 17322AAG7 1.00000000 0.00000000 0.00400417 0.00400417 0.00000000 1.00000000
C 17322AAH5 1.00000000 0.00000000 0.00408301 0.00408301 0.00000000 1.00000000
D 17322AAM4 1.00000000 0.00000000 0.00408301 0.00408301 0.00000000 1.00000000
E 17322AAP7 1.00000000 0.00000000 0.00366635 0.00366635 0.00000000 1.00000000
F 17322AAR3 1.00000000 0.00000000 0.00305417 0.00305417 0.00000000 1.00000000
G 17322AAT9 1.00000000 0.00000000 0.00305417 0.00305417 0.00000000 1.00000000
R 17322AAZ5 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
PEZ 17322AAL6 1.00000000 0.00000000 0.00387705 0.00387705 0.00000000 1.00000000
May 2014
FACTOR DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1 48,826,144.10 631,928.64 0.00 0.00 0.00 48,194,215.46 0.00
A-2 125,716,000.00 0.00 0.00 0.00 0.00 125,716,000.00 0.00
A-3 215,000,000.00 0.00 0.00 0.00 0.00 215,000,000.00 0.00
A-4 246,848,000.00 0.00 0.00 0.00 0.00 246,848,000.00 0.00
A-AB 74,468,000.00 0.00 0.00 0.00 0.00 74,468,000.00 0.00
A-S 33,030,000.00 0.00 0.00 0.00 0.00 33,030,000.00 0.00
B 25,408,000.00 0.00 0.00 0.00 0.00 25,408,000.00 0.00
C 25,408,000.00 0.00 0.00 0.00 0.00 25,408,000.00 0.00
D 54,627,000.00 0.00 0.00 0.00 0.00 54,627,000.00 0.00
E 21,596,000.00 0.00 0.00 0.00 0.00 21,596,000.00 0.00
F 11,434,000.00 0.00 0.00 0.00 0.00 11,434,000.00 0.00
G 49,545,707.00 0.00 0.00 0.00 0.00 49,545,707.00 0.00
PEZ 83,846,000.00 0.00 0.00 0.00 0.00 83,846,000.00 0.00
Totals:
1,015,752,851.10
631,928.64
0.00
0.00
0.00
1,015,120,922.46
0.00
May 2014
PRINCIPAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1 48,785.46 0.00 0.00 0.00 0.00 48,785.46 0.00
A-2 292,289.70 0.00 0.00 0.00 0.00 292,289.70 0.00
A-3 672,412.50 0.00 0.00 0.00 0.00 672,412.50 0.00
A-4 827,557.92 0.00 0.00 0.00 0.00 827,557.92 0.00
A-AB 220,425.28 0.00 0.00 0.00 0.00 220,425.28 0.00
X-A 871,503.02 0.00 0.00 0.00 0.00 871,503.02 0.00
X-B 4,006.61 0.00 0.00 0.00 0.00 4,006.61 0.00
X-C 8,998.33 0.00 0.00 0.00 0.00 8,998.33 0.00
X-D 62,738.69 0.00 0.00 0.00 0.00 62,738.69 0.00
A-S 119,596.13 0.00 0.00 0.00 0.00 119,596.13 0.00
B 101,737.87 0.00 0.00 0.00 0.00 101,737.87 0.00
C 103,741.17 0.00 0.00 0.00 0.00 103,741.17 0.00
D 223,042.70 0.00 0.00 0.00 0.00 223,042.70 0.00
E 79,178.39 0.00 0.00 0.00 0.00 79,178.39 0.00
F 34,921.34 0.00 0.00 0.00 0.00 34,921.34 0.00
G 151,320.85 0.00 0.00 0.00 0.00 151,320.85 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00
PEZ 325,075.16 0.00 0.00 0.00 0.00 325,075.16 0.00
Totals:
4,147,331.11
0.00
0.00
0.00
0.00
4,147,331.11
0.00
May 2014
INTEREST DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Interest
Fees
Scheduled Interest
4,165,398.37
Master Servicing Fee
14,218.68
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
1,269.72
Deferred Interest
0.00
Operating Advisor Fee
1,058.08
Net Prepayment Shortfall
0.00
Special Servicing Fee
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
4,165,398.37
Special Serv Fee plus Adj.
0.00
CREFC Intellectual Property Royalty License Fee
423.24
CCRE Strip
1,097.54
Principal
Miscellaneous Fee
0.00
Scheduled Principal
631,928.66
Fee Distributions
18,067.26
Unscheduled Principal
(0.02)
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
631,928.64
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,147,331.11
Principal Distribution
631,928.64
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
4,779,259.75
Total Collections
4,797,327.01
Total Distribution
4,797,327.01
Funds Collection
Funds Distribution
May 2014
RECONCILIATION OF FUNDS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Stated Principal Balance
P&I Advances:
Beginning
Ending
Total
1,015,752,851.74 1,015,120,923.10
P & I Advances
0.00
Miscellaneous Advances
0.00
Outstanding P & I Advances
0.00
Ending pool Factor
0.998826
Ending Loan Count
79
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
109
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.9209589%
Controlling Class:
G
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
0.00 0.00 0.00
Controlling Class Representative:
Ellington Management Group, LLC
Specially Serviced Loans that are not Delinquent
CCRE Strip for the Distribution Date
1,097.54
Count
Balance
0 0.00
May 2014
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

May 2014
INTEREST ADJUSTMENT RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

May 2014
APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

May 2014
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Various 01/06/24 N 100,912,092.30 484,576.53 -0.02 05/06/14 0.00 336,866.01 0.00 4.000 0.00
2A
Mixed Use AZ 01/01/24 N 45,000,000.00 184,125.00 0.00 05/01/14 0.00 184,125.00 0.00 4.910 0.00
2B
Mixed Use AZ 01/01/24 N 40,000,000.00 163,666.67 0.00 05/01/14 0.00 163,666.67 0.00 4.910 0.00
3
Office PA 12/06/18 N 69,500,000.00 250,779.17 0.00 05/06/14 0.00 250,779.17 0.00 4.330 0.00
4
Multifamily MI 12/06/23 N 43,000,000.00 177,052.50 0.00 05/06/14 0.00 177,052.50 0.00 4.941 0.00
5
Mixed Use GA 02/06/24 N 36,000,000.00 151,110.00 0.00 05/06/14 0.00 151,110.00 0.00 5.037 0.00
6
Various 03/06/24 N 31,000,000.00 126,066.67 0.00 05/06/14 0.00 126,066.67 0.00 4.880 0.00
7
Retail NY 01/06/24 N 30,000,000.00 121,000.00 0.00 05/06/14 0.00 121,000.00 0.00 4.840 0.00
8
Office NY 01/06/24 N 28,862,301.91 157,455.43 0.00 05/06/14 0.00 122,812.02 0.00 5.100 0.00
9
Multifamily NY 02/06/24 N 26,406,102.33 147,979.63 0.00 05/06/14 0.00 117,861.48 0.00 5.350 0.00
10
Office IL 02/06/24 N 25,590,000.00 104,183.29 0.00 05/06/14 0.00 104,183.29 0.00 4.886 0.00
11
Office CA 03/06/24 N 20,000,000.00 78,316.67 0.00 05/06/14 0.00 78,316.67 0.00 4.699 0.00
12
Various 02/06/19 N 19,913,321.99 97,307.97 0.00 05/06/14 0.00 69,089.13 0.00 4.158 0.00
13
Retail NY 01/06/24 N 18,400,000.00 75,731.33 0.00 05/06/14 0.00 75,731.33 0.00 4.939 0.00
14
Mobile Home MI 01/06/24 N 17,027,662.38 99,465.31 0.00 05/06/14 0.00 81,252.01 0.00 5.720 0.00
15
Multifamily TX 12/06/23 N 16,908,929.78 96,630.82 0.00 05/06/14 0.00 77,726.97 0.00 5.510 0.00
16
Retail TX 02/06/24 N 16,140,525.51 88,371.43 0.00 05/06/14 0.00 69,237.41 0.00 5.141 0.00
17
Retail AZ 01/06/24 N 15,060,000.00 62,624.50 0.00 05/06/14 0.00 62,624.50 0.00 4.990 0.00
18
Multifamily IN 01/06/24 N 14,400,000.00 58,980.00 0.00 05/06/14 0.00 58,980.00 0.00 4.915 0.00
19
Retail AL 01/01/24 N 13,438,341.49 75,049.98 0.00 05/01/14 0.00 59,533.32 0.00 5.310 0.00
20
Office TX 01/06/24 N 12,750,000.00 58,543.75 0.00 05/06/14 0.00 58,543.75 0.00 5.510 0.00
21
Various 02/06/24 N 12,406,371.77 70,027.20 0.00 05/06/14 0.00 56,046.84 0.00 5.415 0.00
22
Mixed Use CA 02/06/24 N 12,356,879.14 70,094.95 0.00 05/06/14 0.00 56,286.63 0.00 5.460 0.00
23
Various 01/06/24 N 12,375,000.00 54,120.00 0.00 05/06/14 0.00 54,120.00 0.00 5.248 0.00
24
Multifamily KY 01/01/24 N 11,949,427.62 64,210.70 0.00 05/01/14 0.00 51,477.17 0.00 5.164 0.00
25
Multifamily CA 12/06/23 N 11,928,586.85 64,198.76 0.00 05/06/14 0.00 49,465.25 0.00 4.970 0.00
26
Retail MS 02/06/24 N 10,461,716.18 57,539.94 0.00 05/06/14 0.00 45,230.33 0.00 5.182 0.00
27
Mixed Use UT 12/05/23 N 10,400,000.00 42,553.33 0.00 05/05/14 0.00 42,553.33 0.00 4.910 0.00
28
Office GA 01/06/24 N 10,152,383.84 55,958.91 0.00 05/06/14 0.00 43,977.82 0.00 5.192 0.00
29
Retail PA 02/06/24 N 10,150,000.00 42,207.08 0.00 05/06/14 0.00 42,207.08 0.00 4.990 0.00
30
Mixed Use CA 12/06/23 N 9,938,168.67 52,285.35 0.00 05/06/14 0.00 39,554.82 0.00 4.770 0.00
31
Lodging GA 12/06/23 N 8,801,742.33 49,806.02 0.00 05/06/14 0.00 39,799.73 0.00 5.420 0.00
32
Retail FL 01/06/19 N 8,650,000.00 33,879.17 0.00 05/06/14 0.00 33,879.17 0.00 4.700 0.00
33
Mixed Use WA 02/05/19 N 8,607,512.55 45,857.77 0.00 05/05/14 0.00 35,190.90 0.00 4.900 0.00
34
Various 01/06/19 N 8,604,918.53 44,292.06 0.00 05/06/14 0.00 32,957.17 0.00 4.590 0.00
35
Mixed Use NY 01/06/24 N 8,500,000.00 37,329.17 0.00 05/06/14 0.00 37,329.17 0.00 5.270 0.00
36
Retail TX 01/06/24 N 8,200,000.00 35,294.17 0.00 05/06/14 0.00 35,294.17 0.00 5.165 0.00
37
Multifamily TX 11/06/23 N 7,949,003.04 45,875.88 0.00 05/06/14 0.00 37,070.13 0.00 5.590 0.00
38
Retail TX 01/06/24 N 7,590,000.00 35,103.75 0.00 05/06/14 0.00 35,103.75 0.00 5.550 0.00
39
Various 01/06/24 N 7,590,000.00 33,143.00 0.00 05/06/14 0.00 33,143.00 0.00 5.240 0.00
40
Retail CA 01/06/24 N 7,266,129.18 40,197.91 0.00 05/06/14 0.00 31,675.05 0.00 5.225 0.00

May 2014
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
41
Retail CA 01/05/24 N 7,227,512.98 40,857.82 0.00 05/05/14 0.00 32,681.20 0.00 5.420 0.00
42
Multifamily VA 01/06/24 N 7,200,000.00 29,940.00 0.00 05/06/14 0.00 29,940.00 0.00 4.990 0.00
43
Retail CA 01/05/24 N 7,116,361.96 39,040.88 0.00 05/05/14 0.00 30,577.38 0.00 5.150 0.00
44
Retail GA 02/06/24 N 6,750,000.00 29,081.25 0.00 05/06/14 0.00 29,081.25 0.00 5.170 0.00
45
Various 02/06/24 N 6,714,202.43 43,272.85 0.00 05/06/14 0.00 31,639.45 0.00 5.645 0.00
46
Multifamily FL 02/06/19 N 6,074,134.30 30,144.19 0.00 05/06/14 0.00 21,734.96 0.00 4.288 0.00
47
Mobile Home IL 03/06/24 N 5,731,496.11 33,664.20 0.00 05/06/14 0.00 23,993.29 0.00 5.015 0.00
48
Multifamily TX 02/06/24 N 5,680,025.62 32,060.65 0.00 05/06/14 0.00 25,660.00 0.00 5.415 0.00
49
Lodging CO 03/05/24 N 5,572,154.84 34,021.61 0.00 05/05/14 0.00 25,161.08 0.00 5.410 0.00
50
Multifamily AZ 01/01/24 N 5,500,000.00 24,520.83 0.00 05/01/14 0.00 24,520.83 0.00 5.350 0.00
51
Retail LA 01/05/24 N 5,425,108.22 30,297.96 0.00 05/05/14 0.00 24,033.82 0.00 5.310 0.00
52
Retail VA 01/06/19 N 5,275,019.47 28,906.74 0.00 05/06/14 0.00 22,621.59 0.00 5.140 0.00
53
Multifamily NC 01/05/24 N 5,250,000.00 22,400.00 0.00 05/05/14 0.00 22,400.00 0.00 5.120 0.00
54
Multifamily FL 01/01/24 N 5,225,753.38 28,990.69 0.00 05/01/14 0.00 22,889.36 0.00 5.250 0.00
55
Multifamily IL 02/06/24 N 5,082,295.01 28,861.32 0.00 05/06/14 0.00 23,192.63 0.00 5.470 0.00
56
Office CA 12/06/23 N 5,069,474.07 27,191.19 0.00 05/06/14 0.00 20,895.25 0.00 4.940 0.00
57
Multifamily IL 01/06/24 N 5,025,000.00 20,529.22 0.00 05/06/14 0.00 20,529.22 0.00 4.903 0.00
58
Retail CA 01/05/24 N 5,001,835.46 27,779.37 0.00 05/05/14 0.00 21,950.26 0.00 5.260 0.00
59
Multifamily FL 02/06/24 N 4,982,162.35 27,796.29 0.00 05/06/14 0.00 22,071.40 0.00 5.310 0.00
60
Retail MD 02/06/24 N 4,981,551.44 27,184.37 0.00 05/06/14 0.00 21,246.70 0.00 5.112 0.00
61
Retail CO 12/06/23 N 4,900,000.00 20,212.50 0.00 05/06/14 0.00 20,212.50 0.00 4.950 0.00
62
Retail DE 02/05/24 N 4,881,479.46 26,214.49 0.00 05/05/14 0.00 20,242.20 0.00 4.970 0.00
63
Retail IN 12/06/23 N 4,612,113.31 27,564.07 0.00 05/06/14 0.00 19,788.52 0.00 5.140 0.00
64
Office TX 01/01/24 N 4,554,026.92 25,376.78 0.00 05/01/14 0.00 20,098.94 0.00 5.290 0.00
65
Retail IL 02/06/24 N 4,500,000.00 19,968.75 0.00 05/06/14 0.00 19,968.75 0.00 5.325 0.00
66
Retail TX 12/06/23 N 4,326,140.03 24,399.44 0.00 05/06/14 0.00 19,453.79 0.00 5.390 0.00
67
Multifamily TX 12/06/23 N 4,000,000.00 17,433.33 0.00 05/06/14 0.00 17,433.33 0.00 5.230 0.00
68
Multifamily OR 01/06/24 N 3,832,963.79 21,811.59 0.00 05/06/14 0.00 17,523.45 0.00 5.480 0.00
69
Multifamily TX 02/05/24 N 3,786,717.75 21,409.39 0.00 05/05/14 0.00 17,154.15 0.00 5.430 0.00
70
Retail SC 02/05/24 N 3,548,673.00 19,186.95 0.00 05/05/14 0.00 14,892.85 0.00 5.030 0.00
71
Self Storage AZ 01/05/24 N 3,433,828.91 18,880.44 0.00 05/05/14 0.00 14,811.61 0.00 5.170 0.00
72
Retail TX 01/01/24 N 3,279,638.58 20,482.24 0.00 05/01/14 0.00 15,356.27 0.00 5.610 0.00
73
Multifamily SC 12/06/23 N 3,230,733.16 17,426.85 0.00 05/06/14 0.00 13,451.00 0.00 4.990 0.00
74
Various 01/06/24 N 3,161,694.82 18,568.80 0.00 05/06/14 0.00 15,218.59 0.00 5.770 0.00
75
Various 01/06/24 N 2,986,067.60 16,510.41 0.00 05/06/14 0.00 13,004.64 0.00 5.220 0.00
76
Self Storage VA 01/05/24 N 2,575,822.15 17,811.73 0.00 05/05/14 0.00 11,726.16 0.00 5.450 0.00
77
Retail GA 02/06/24 N 2,550,867.13 14,231.70 0.00 05/06/14 0.00 11,300.56 0.00 5.310 0.00
78
Multifamily MI 12/06/23 N 1,888,951.46 10,304.37 0.00 05/06/14 0.00 8,021.98 0.00 5.090 0.00
1,015,120,923.10 4,797,327.03 -0.02 0.00 79
Totals:
Count:
4,165,398.37 0.00

May 2014
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

May 2014
HISTORICAL LOAN MODIFICATION REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

May 2014
REO STATUS REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Liq Proceeds
Liq Proceeds
and Other
and Other Amt
Loss on
Loan ID
Amounts Rec'd
Alloc to Certs
Mortgage Loans
Totals:
REO Property with Final Recovery Determination
May 2014
REO ADDITIONAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

May 2014
MATERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

May 2014
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0M to 4.9M
20 $76,013,431.86 7.49%
5M to 9.9M
29 $196,617,848.15 19.37%
10M to 14.9M
12 $142,768,706.89 14.06%
15M to 19.9M
6 $103,450,439.66 10.19%
20M to 24.9M
1 $20,000,000.00 1.97%
25M to 29.9M
3 $80,858,404.24 7.97%
30M to 34.9M
2 $61,000,000.00 6.01%
35M to 39.9M
1 $36,000,000.00 3.55%
40M to 44.9M
2 $83,000,000.00 8.18%
45M to 49.9M
1 $45,000,000.00 4.43%
65M to 69.9M
1 $69,500,000.00 6.85%
100M to 104.9M
1 $100,912,092.30 9.94%
Total
79
$1,015,120,923.10
100.00%
Remaining Principal Balance
0
4
8
12
16
20
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
65
M
t
o
69.9M
10
0M
to
10
4.9M
Count
Balance ($)
%
4.000% - 4.240%
2 $120,825,414.29 11.90%
4.250% - 4.490%
2 $75,574,134.30 7.44%
4.500% - 4.740%
3 $37,254,918.53 3.67%
4.750% - 4.990%
20 $343,780,954.76 33.87%
5.000% - 5.240%
22 $204,571,547.50 20.15%
5.250% - 5.490%
22 $157,732,822.69 15.54%
5.500% - 5.740%
7 $72,219,436.21 7.11%
5.750% - 5.990%
1 $3,161,694.82 0.31%
Total
79
$1,015,120,923.10
100.00%
Gross Rate
Total Weighted Average Rate: 4.92%
0
5
10
15
20
25
30
35
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%

May 2014
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
UNDEFINED
10 $205,663,669.44 20.26%
NEW YORK
5 $112,168,404.24 11.05%
ARIZONA
5 $108,993,828.91 10.74%
TEXAS
12 $95,165,007.23 9.37%
CALIFORNIA
9 $85,904,948.31 8.46%
PENNSYLVANIA
2 $79,650,000.00 7.85%
GEORGIA
5 $64,254,993.30 6.33%
MICHIGAN
3 $61,916,613.84 6.10%
ILLINOIS
5 $45,928,791.12 4.52%
FLORIDA
4 $24,932,050.03 2.46%
INDIANA
2 $19,012,113.31 1.87%
VIRGINIA
3 $15,050,841.62 1.48%
ALABAMA
1 $13,438,341.49 1.32%
KENTUCKY
1 $11,949,427.62 1.18%
COLORADO
2 $10,472,154.84 1.03%
MISSISSIPPI
1 $10,461,716.18 1.03%
UTAH
1 $10,400,000.00 1.02%
WASHINGTON
1 $8,607,512.55 0.85%
SOUTH CAROLINA
2 $6,779,406.16 0.67%
LOUISIANA
1 $5,425,108.22 0.53%
NORTH CAROLINA
1 $5,250,000.00 0.52%
MARYLAND
1 $4,981,551.44 0.49%
DELAWARE
1 $4,881,479.46 0.48%
OREGON
1 $3,832,963.79 0.38%
Total
79
$1,015,120,923.10
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
UN
DE
FINE
D
NEW YORK
ARIZONA
TEXAS
CALIFORNIA
PENNSYLVANIA
GE
O
RGIA
M
IC
HIGAN
IL
LIN
O
IS
FLORIDA
INDIANA
VIRGINIA
ALABAMA
KENTUCKY
CO
LO
RADO
M
ISSISSIPPI
UTAH
WASHINGTO
N
SO
UT
H
CAROLINA
LOUISIANA
NO
RTH CAROLINA
M
ARY
LA
ND
DELAWARE
OR
EGON
Count
Balance ($)
%
Lodging
2 $14,373,897.17 1.42%
Mixed Use
8 $170,802,560.36 16.83%
Mobile Home Park
2 $22,759,158.49 2.24%
Multifamily
21 $199,300,786.44 19.63%
Office
8 $176,478,186.74 17.38%
Retail
26 $219,733,013.40 21.65%
Self Storage
2 $6,009,651.06 0.59%
Various
10 $205,663,669.44 20.26%
Total
79
$1,015,120,923.10
100.00%
Property Type
1.4
Lodging
16.8
Mixed Use
2.2
Mobile Home Park
19.6
Multifamily
17.4
Office
21.6
Retail
0.6
Self Storage
20.3
Various
Lodging 1.4%
Mixed Use 16.8%
Mobile Home Park 2.2%
Multifamily 19.6%
Office 17.4%
Retail 21.6%
Self Storage 0.6%
Various 20.3%
Total: 100.0%

May 2014
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0 - 2
26 $299,868,188.91 29.54%
3 - 5
53 $715,252,734.19 70.46%
Total
79
$1,015,120,923.10
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 3
0
10
20
30
40
50
60
70
80
0 - 2 3 - 5
Count
Balance ($)
%
54 - 56
4 $92,029,938.00 9.07%
57 - 59
3 $34,594,968.84 3.41%
114 - 116
49 $623,222,796.19 61.39%
117 - 119
23 $265,273,220.07 26.13%
Total
79
$1,015,120,923.10
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 109
0
10
20
30
40
50
60
70
54 - 56 57 - 59 114 - 116 117 - 119

May 2014
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0.000 - 0.490
79 $1,015,120,923.10 100.00%
Total
79
$1,015,120,923.10
100.00%
DSCR
Total Weighted Average DSCR: 0.10
0
20
40
60
80
100
0.000
- 0.490
49.04%
Amortizing Balloon
12.25%
IO Maturity Balloon
38.70%
IO/Amortizing/Balloon
Amortizing Balloon 49.04%
IO Maturity Balloon 12.25%
IO/Amortizing/Balloon 38.70%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
50 $497,840,923.10 49.04%
IO Maturity Balloon
4 $124,400,000.00 12.25%
IO/Amortizing/Balloon
25 $392,880,000.00 38.70%
Total
79
$1,015,120,923.10
100.00%
Amortization Type

May 2014
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

May 2014
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
30 Days Delinq
60 Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2) (2) (2) (2) (2)
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
May 2014
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Apr 2014
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

May 2014
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

Rule 15Ga-1
Most Recent
Loan ID
Asset name
Asset Originator
Ending Balance
Appraisal
Status
Repurchase/Replacement
May 2014
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

May 2014
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Reconciliation Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    REO Status Report
    REO Additional Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Bond Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Historical Liquidation Loss Loan Detail
    Additional Loan Detail